SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
At December 31, 2022		$ 2,474,963
At December 31, 2023	$ 1,565,037	2,064,753	$ 2,474,963
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		1,018,490
At December 31, 2023		946,814	1,018,490
Freehold land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		394,886
At December 31, 2023		372,206	394,886
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		622,173
At December 31, 2023		407,803	622,173
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		11,650
At December 31, 2023		1,569	11,650
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		95,445
At December 31, 2023		49,112	95,445
Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		332,319
At December 31, 2023		287,249	332,319
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		3,527,687	3,233,459
Addition		58,295	473,795
Disposal and write off			(2,603)
Currency realignment		(156,535)	(176,964)
At December 31, 2023		3,429,447	3,527,687
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		1,095,128	1,132,764
Addition
Disposal and write off
Currency realignment		(34,665)	(37,636)
At December 31, 2023		1,060,463	1,095,128
Gross carrying amount [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		394,886	419,510
Addition
Disposal and write off
Currency realignment		(22,680)	(24,624)
At December 31, 2023		372,206	394,886
Gross carrying amount [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		1,236,466	945,324
Addition		32,642	362,491
Disposal and write off
Currency realignment		(59,937)	(71,349)
At December 31, 2023		1,209,171	1,236,466
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		49,929	53,042
Addition
Disposal and write off
Currency realignment		(2,868)	(3,113)
At December 31, 2023		47,061	49,929
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		286,074	273,952
Addition		11,350	30,968
Disposal and write off			(2,603)
Currency realignment		(14,281)	(16,243)
At December 31, 2023		283,143	286,074
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		465,204	408,867
Addition		14,303	80,336
Disposal and write off
Currency realignment		(22,104)	(23,999)
At December 31, 2023		457,403	465,204
Accumulated Depreciation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		1,052,724	737,668
Addition		374,752	379,667
Disposal and write off			(1,023)
Currency realignment		(62,782)	(63,588)
At December 31, 2023		1,364,694	1,052,724
Accumulated Depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		76,638	38,617
Addition		39,500	40,125
Disposal and write off
Currency realignment		(2,489)	(2,104)
At December 31, 2023		113,649	76,638
Accumulated Depreciation [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022
Addition
Disposal and write off
Currency realignment
At December 31, 2023
Accumulated Depreciation [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		614,293	435,542
Addition		225,484	221,506
Disposal and write off
Currency realignment		(38,409)	(42,755)
At December 31, 2023		801,368	614,293
Accumulated Depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		38,279	30,057
Addition		9,639	10,258
Disposal and write off
Currency realignment		(2,426)	(2,036)
At December 31, 2023		45,492	38,279
Accumulated Depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		190,629	140,990
Addition		54,776	60,879
Disposal and write off			(1,023)
Currency realignment		(11,374)	(10,217)
At December 31, 2023		234,031	190,629
Accumulated Depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022		132,885	92,462
Addition		45,353	46,899
Disposal and write off
Currency realignment		(8,084)	(6,476)
At December 31, 2023		$ 170,154	$ 132,885